ACQUISITIONS AND DISPOSALS	9 Months Ended
Sep. 30, 2020
ACQUISITIONS AND DISPOSALS [Abstract]
ACQUISITIONS AND DISPOSALS
3.	ACQUISITIONS AND DISPOSALS

(a)	Acquisitions

During the nine months ended September 30, 2020, the Company acquired two companies and their underlying subsidiaries for an aggregate consideration of $259,960. As a result, both acquisitions were consolidated as subsidiaries of the Company from the date of acquisition.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

$_

Cash and cash equivalent	92,669
Prepaid expense and other assets, net of allowance for credit losses of $21,471	212,244
Long-term investments	33,757
Identifiable intangible assets (i)	27,167
Others	5,752

Total assets acquired	371,589

Accrued expenses, payables and liabilities	(229,922)
Borrowings	(29,923)
Others	(2,560)

Total liabilities assumed	(262,405)

Net assets acquired	109,184

Fulfilled by:
Cash consideration	259,960
Fair value of non-controlling interests (ii)	37,511
Fair value of previously held interests (iii)	4,103

Goodwill	192,390

(i)	Acquired intangible assets had estimated amortization periods not exceeding eight years.

(ii)	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.

(iii)
Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the period ended September 30, 2020.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisitions.

The revenue and results since the acquisition date included in the consolidated statement of comprehensive loss for the period ended September 30, 2020 were insignificant. The Company’s revenue and results for the period would not be materially different should the acquisitions have otherwise occurred on January 1, 2020.

The related transaction costs of the acquisitions were not material to the Company’s consolidated financial statements.

(b)	Disposals

During the nine months ended September 30, 2020, the Company lost control over certain subsidiaries. As a result, the Company derecognized goodwill of $15,247 and recognized a gain of disposal in the consolidated statements of operations as “Investment gain, net”, which includes gain from remeasurement of remaining interest of $37,083. The remaining interest in a former subsidiary was measured at fair value, estimated with reference to the recent selling price per share as of the disposal date and considered a related party after deconsolidation.